Leases - (Lessee) Operating Lease Cost and Other Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease ROU assets	$ 22	$ 10
Operating lease liabilities - current	0	4
Operating lease liabilities (Note 10)	22	6
Total operating lease liabilities	$ 22	$ 10
Weighted average remaining lease term (years)	9 years 1 month 6 days	4 years 9 months 18 days
Weighted average discount rate	4.80%	4.70%
Current lease obligation	$ 7
Current lease incentive	$ 7